Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Change in Carrying Amount of Goodwill
A summary of the change in the carrying amount of goodwill for the year ended December 31, 2024 is as follows:

Balance at December 31, 2023	$56,046

Acquisitions	13,250

Balance at December 31, 2024	$69,296

Summary of Customer Lists, Trademarks and Other Intangible Assets Estimated Useful Lives
Intangible assets consist primarily of customer lists and trademarks related to the businesses acquired. Customer lists, trademarks and other intangible assets are amortized on a straight-line basis over the period of their estimated useful lives as follows:

Customer lists	9 to 10 years

Trademarks and other intangible assets	5 to 20 years

Summary of Carrying Amount and Accumulated Amortization of Customer Lists, Trademarks and Other Intangible Assets
The carrying amount and accumulated amortization of the customer lists, trademarks and other intangible assets as of December 31 are as follows:

	2023			2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Intangible assets:

Customer lists	$42,267	$(31,978)	$10,289	$47,953	$(34,889)	$13,064

Trademarks and other intangible assets	7,181	(5,491)	1,690	7,731	(5,883)	1,848

Total intangible assets	$49,448	$(37,469)	$11,979	$55,684	$(40,772)	$14,912

Summary of Estimated Amortization Expense For Next Five Years	The estimated amortization expense for the next five years ending December 31 and thereafter is as follows:

2025	$3,290

2026	2,748

2027	2,290

2028	1,967

2029	1,569

Thereafter	3,048

Total	$14,912